Finance costs - Summary of financial costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest expense
Accrued interest on license fee payables	€ 71,892	€ 27,369	€ 17,282
Interest on loans and borrowings	5,280	3,745	22,121
Other interest expense	298	337	634
Other finance costs
Other finance costs	1,400	2,280	1,410
Total	€ 78,870	€ 33,731	€ 41,447